Income taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes	Income taxes

The Company’s operations are conducted by its foreign subsidiaries in Latin America and the Caribbean. The foreign subsidiaries are incorporated under the laws of their respective countries and as such the Company is taxed in such foreign countries.

Statutory tax rates in the countries in which the Company operates for fiscal years 2019, 2018 and 2017 were as follows:

	2019	2018	2017
Puerto Rico	18.5%	20.0%	20.0%
Curacao	22.0%	22.0%	35.0%
USVI	22.5%	22.5%	35.0%
Aruba	25.0%	25.0%	35.0%
Panamá, Uruguay, Trinidad and Tobago and Netherlands	25.0%	25.0%	25.0%
Ecuador	25.0%	28.0%	25.0%
Chile	27.0%	27.0%	25.5%
Peru	29.5%	29.5%	29.5%
Argentina	30.0%	30.0%	35.0%
Costa Rica and Mexico	30.0%	30.0%	30.0%
Martinique, French Guyana and Guadeloupe	31.0%	33.3%	35.0%
Colombia	33.0%	37.0%	40.0%
Brazil and Venezuela	34.0%	34.0%	34.0%

Income tax expense for fiscal years 2019, 2018 and 2017 consisted of the following:

	2019	2018	2017
Current income tax expense	$46,811	$47,488	$51,215
Deferred income tax expense	(7,974)	648	2,099
Income tax expense	$38,837	$48,136	$53,314

Income tax expense for fiscal years 2019, 2018 and 2017, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income as a result of the following:

	2019	2018	2017
Pre-tax income	$118,953	$85,169	$182,813
Weighted-average statutory income tax rate (i)	36.6%	42.7%	35.5%
Income tax expense at weighted-average statutory tax rate on pre-tax income	43,488	36,354	64,901
Permanent differences:
Change in valuation allowance (ii)	(24,864)	(24,307)	(21,241)
Expiration and changes in tax loss carryforwards (iii)	17,799	18,599	12,785
Venezuelan remeasurement and inflationary impacts (iv)	1,743	16,857	2,683
Non-taxable income and non-deductible expenses	7,667	8,406	10,157
Tax benefits	(9,667)	(11,403)	(10,744)
Income taxes withholdings on intercompany transactions (v)	5,005	7,723	6,804
Differences including exchange rate, inflation adjustment and filing differences	(2,647)	(2,815)	(11,909)
Alternative Taxes	658	(1,283)	156
Others	(345)	5	(278)
Income tax expense	$38,837	$48,136	$53,314

(i)
Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

(ii)	Comprises net changes in valuation allowances for the year, mainly related to net operating losses.

(iii)	Expiration of loss tax carryforwards are mainly generated by holding legal entities and the Caribbean division.

(iv)	Comprises changes in valuation allowance during 2019, 2018 and 2017 for $983, $(304) and $2,108, respectively.

(v)	Comprises income tax withheld on the payment of interest on intercompany loans.

The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities at December 31, 2019 and 2018 are presented below:

	2019	2018
Tax loss carryforwards (i)	$144,759	$178,993
Purchase price allocation adjustment	15,158	17,006
Property and equipment, tax inflation	36,690	38,588
Other accrued payroll and other liabilities	33,065	30,300
Share-based compensation	2,062	2,591
Provision for contingencies	2,534	2,708
Other deferred tax assets (ii)	56,927	26,193
Other deferred tax liabilities (iii)	(32,280)	(7,979)
Property and equipment - difference in depreciation rates	(418)	(11,103)
Valuation allowance (iv)	(194,426)	(219,920)
Net deferred tax asset	$64,071	$57,377

(i)
As of December 31, 2019, the Company and its subsidiaries has accumulated net operating losses amounting to $540,231. The Company has net operating losses amounting to $192,736, expiring between 2020 and 2024. In addition, the Company has net operating losses amounting to $122,109 expiring after 2024 and net operating losses amounting to $225,386 that do not expire. Changes in tax loss carryforwards for the year relate to expiration of net operating losses (NOLs), mainly in holding legal entities and uses of NOLs, mainly in Brazil and Chile.

(ii)
Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). For the fiscal year ended December 31, 2019, this item includes: difference in depreciation of leases (related to differences between ASC842 and local tax regulation) for $30,524 mainly in Brazil; provision for regular expenses for $10,376 mainly Brazil, Mexico and Colombia; and bad debt reserve in Puerto Rico for $4,218. For the fiscal year ended December 31, 2018 this item includes bad debt reserve in Puerto Rico for $4,967, provision for regular expenses for $10,458, mainly corresponding to Brazil, Mexico and Colombia; and foreign currency exchange differences in Argentina and Brazil for $4,736.

(iii)	Primarily related to leases contracts (related to differences between ASC842 and local tax regulation) and accelerated depreciation of fixed assets.

(iv)	In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

The total amount of $64,071 for the year ended December 31, 2019, is presented in the consolidated balance sheet as non-current asset and non-current liability amounting to $68,368 and $4,297, respectively.

The total amount of $57,377 for the year ended December 31, 2018, is presented in the consolidated balance sheet as non-current asset and non-current liability amounting to $58,334 and $957, respectively.

Deferred income taxes have not been recorded for temporary differences related to investments in certain foreign subsidiaries. These temporary differences, comprise undistributed earnings considered permanently invested in subsidiaries amounted to $188,232 at December 31, 2019. Determination of the deferred income tax liability on these unremitted earnings is not practicable because such liability, if any, is dependent on circumstances existing if and when remittance occurs.

As of December 31, 2019, and 2018, the Company has not identified unrecognized tax benefits that would favorably affect the effective tax rate if resolved in the Company’s favor.

The Company account for uncertain tax positions by determining the minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. This determination requires the use of significant judgment in evaluating the tax positions and assessing the timing and amounts of deductible and taxable items. The Company is regularly under audit in multiple tax jurisdictions and is currently under examination in several jurisdictions. The Company is generally no longer subject to income tax examinations by tax authorities for years prior to 2013.

As of December 31, 2019, there are certain matters related to the interpretation of income tax laws which could be challenged by tax authorities in an amount of $183 million, related to assessments for the fiscal years 2009 to 2014. No formal claim has been made for fiscal years within the statute of limitation by Tax authorities in any of the mentioned matters, however those years are still subject to audit and claims may be asserted in the future.

It is reasonably possible that, as a result of audit progression within the next 12 months, there may be new information that causes the Company to reassess the tax positions because the outcome of tax audits cannot be predicted with certainty. While the Company cannot estimate the impact that new information may have on their unrecognized tax benefit balance, it believes that the liabilities recorded are appropriate and adequate as determined under ASC 740.